SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue
Total revenue	$ 21,882	$ 33,264	$ 20,025	[1]
Products and services transferred over time [Member]
Disaggregation of Revenue
Total revenue	16,185
Products transferred at a point in time [Member]
Disaggregation of Revenue
Total revenue	5,697
Africa [Member]
Disaggregation of Revenue
Total revenue	4,816	9,713	5,681
European countries [Member]
Disaggregation of Revenue
Total revenue	3,114	2,482	1,211
South America [Member]
Disaggregation of Revenue
Total revenue	1,279	8,778	1,803
United States [Member]
Disaggregation of Revenue
Total revenue	10,452	9,921	9,888
Israel [Member]
Disaggregation of Revenue
Total revenue	1,514	1,309	724
Asia Pacific [Member]
Disaggregation of Revenue
Total revenue	707	1,034	675
Other [Member]
Disaggregation of Revenue
Total revenue	0	$ 27	$ 43
Cyber Security [Member]
Disaggregation of Revenue
Total revenue	3,295
Cyber Security [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue
Total revenue	1,084
Cyber Security [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue
Total revenue	2,211
Cyber Security [Member] | Africa [Member]
Disaggregation of Revenue
Total revenue	0
Cyber Security [Member] | European countries [Member]
Disaggregation of Revenue
Total revenue	723
Cyber Security [Member] | South America [Member]
Disaggregation of Revenue
Total revenue	0
Cyber Security [Member] | United States [Member]
Disaggregation of Revenue
Total revenue	935
Cyber Security [Member] | Israel [Member]
Disaggregation of Revenue
Total revenue	1,366
Cyber Security [Member] | Asia Pacific [Member]
Disaggregation of Revenue
Total revenue	271
IoT [Member]
Disaggregation of Revenue
Total revenue	12,470
IoT [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue
Total revenue	11,102
IoT [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue
Total revenue	1,368
IoT [Member] | Africa [Member]
Disaggregation of Revenue
Total revenue	70
IoT [Member] | European countries [Member]
Disaggregation of Revenue
Total revenue	2,125
IoT [Member] | South America [Member]
Disaggregation of Revenue
Total revenue	174
IoT [Member] | United States [Member]
Disaggregation of Revenue
Total revenue	9,517
IoT [Member] | Israel [Member]
Disaggregation of Revenue
Total revenue	148
IoT [Member] | Asia Pacific [Member]
Disaggregation of Revenue
Total revenue	436
e-Gov [Member]
Disaggregation of Revenue
Total revenue	6,117
e-Gov [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue
Total revenue	3,999
e-Gov [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue
Total revenue	2,118
e-Gov [Member] | Africa [Member]
Disaggregation of Revenue
Total revenue	4,746
e-Gov [Member] | European countries [Member]
Disaggregation of Revenue
Total revenue	266
e-Gov [Member] | South America [Member]
Disaggregation of Revenue
Total revenue	1,105
e-Gov [Member] | United States [Member]
Disaggregation of Revenue
Total revenue	0
e-Gov [Member] | Israel [Member]
Disaggregation of Revenue
Total revenue	0
e-Gov [Member] | Asia Pacific [Member]
Disaggregation of Revenue
Total revenue	$ 0

[1]	See note 2(x) Reclassifications